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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21338

Nicholas Applegate Convertible & Income Fund II
(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, NY	10105
(Address of principal executive offices)	(Zip code)

Lawrence G. Altadonna
1345 Avenue of the Americas,
New York, NY 10105
(Name and address of agent for service)

Registrant’s telephone number, including area code:	212-739-3371

Date of fiscal year end:	February 28, 2009

Date of reporting period:	May 31, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Nicholas-Applegate Convertible & Income Fund II Schedule of Investments
May 31, 2008 (unaudited)

Shares		Credit Rating
(000)		(Moody's/S&P)	Value*
CONVERTIBLE PREFERRED STOCK-45.5%
	Agriculture-1.7%
	Bunge Ltd.,
82	4.875%, 12/31/49	Ba1/BB	$11,844,000
8	5.125%, 12/1/10	NR/BB	8,700,000
			20,544,000
	Automotive-1.7%
	General Motors Corp.,
511	5.25%, 3/6/32, Ser. B	Caa1/B	8,290,042
750	6.25%, 7/15/33, Ser. C	Caa1/B	12,382,500
			20,672,542
	Banking-7.8%
	Bank of America Corp.,
16	7.25%, 12/31/49, Ser. L	A1/A+	16,204,230
273	10.00%, 5/11/09, Ser. JNJ (Johnson & Johnson) (e)	Aa2/AA	18,340,411
	Wachovia Corp.,
483	13.15%, 3/30/09, Ser. GE (General Electric Co.) (e)	Aa3/AA-	14,981,278
392	14.10%, 4/1/09, Ser. JPM (JP Morgan Chase & Co.) (e)	Aa3/AA-	16,741,350
292	Washington Mutual Capital Trust, 5.375%, 5/1/41, Ser. UNIT	Ba1/BB+	8,459,282
162	Wells Fargo Co., 8.00%, 6/1/08, Ser. AAPL (Apple, Inc.) (e)	Aa1/AA+	22,049,468
			96,776,019
	Commercial Services-0.7%
287	United Rentals, Inc., 6.50%, 8/1/28	B3/B-	8,963,219

	Electric-4.4%
367	AES Trust III, 6.75%, 10/15/29	B3/B-	18,045,351
273	Entergy Corp., 7.625%, 2/17/09	NR/BBB	19,328,400
48	NRG Energy, Inc., 5.75%, 3/16/09	B2/CCC+	17,007,000
			54,380,751
	Financial Services-13.0%
338	Citigroup Funding, Inc., 4.583%, 9/27/08, Ser. GNW (Genworth Financial, Inc.) (d) (e)	Aa3/AA-	7,874,118
348	Citigroup, Inc., 6.50%, 12/31/49, Ser. T	A2/A	16,922,103
	Credit Suisse,
632	11.00%, 3/16/09, Ser. MSFT (Microsoft Corp.) (e)	Aa1/AA-	17,186,322
298	11.00%, 4/25/09, Ser. KO (Coca-Cola Corp.) (e)	Aa1/AA-	18,613,125
	Eksportfinans A/S,
371	10.00%, 3/12/09, Ser. HPQ (Hewlett Packard Co.) (e)	Aaa/AA+	16,411,194
1,101	13.00%, 11/1/08, Ser. TWX (Time Warner, Inc.) (e)	Aaa/A+	16,617,550
745	Goldman Sachs Group, Inc., 9.75%, 12/19/08, Ser. CSCO (Cisco Systems, Inc.) (e)	Aa3/NR	19,167,830
	Lehman Brothers Holdings, Inc.,
802	6.00%, 10/12/10, Ser. GIS (General Mills, Inc.) (e)	A1/A+	19,862,409
228	8.50%, 8/25/08, Ser. UTX (United Technologies Corp.) (e)	A1/A+	15,325,240
123	28.00%, 3/6/09, Ser. RIG (Transocean, Inc.) (e)	A1/A+	13,191,477
			161,171,368
	Hand/Machine Tools-1.4%
20	Stanley Works, 4.344%, 5/17/12 (d)	A2/A	17,203,900

	Insurance-3.5%
531	Metlife, Inc., 6.375%, 8/15/08	NR/BBB+	15,429,848
598	Platinum Underwriters Holdings Ltd., 6.00%, 2/15/09, Ser. A	NR/BB+	18,866,900
635	XL Capital Ltd., 7.00%, 2/15/09	Baa1/A-	8,839,200
			43,135,948
	Investment Company-1.4%
239	Vale Capital Ltd., 5.50%, 6/15/10, Ser. RIO (Companhia Vale do Rio Doce) (e)	NR/NR	17,756,972

	Metals & Mining-1.5%
113	Freeport-McMoRan Copper & Gold, Inc., 6.75%, 5/1/10	NR/BB	18,695,768

	Oil & Gas-1.4%
112	Chesapeake Energy Corp., 5.00%, 12/31/49	NR/B	17,347,475

	Pharmaceuticals-1.4%
87	Schering-Plough Corp., 6.00%, 8/13/10	Baa3/BBB	16,970,219

	Real Estate (REIT)-1.2%
777	FelCor Lodging Trust, Inc., 1.95%, 12/31/49, Ser. A	B2/B-	15,331,071

Nicholas-Applegate Convertible & Income Fund II Schedule of Investments
May 31, 2008 (unaudited)

Shares		Credit Rating
(000)		(Moody's/S&P)	Value*
	Sovereign-2.9%
	Svensk Exportkredit AB,
459	10.00%, 10/20/08, Ser. TEVA (Teva Pharmaceutical Industries Ltd.) (e)	Aa1/AA+	$19,756,790
203	12.50%, 12/12/08, Ser. XOM (Exxon Mobil Corp.) (e)	Aa1/AA+	17,030,562
			36,787,352
	Telecommunications-1.5%
310	Crown Castle International Corp., 6.25%, 8/15/12	NR/NR	18,832,500

	Total Convertible Preferred Stock (cost-$579,558,089)		564,569,104
CORPORATE BONDS & NOTES-40.5%
Principal
Amount
(000)
	Advertising-0.8%
$9,900	Affinion Group, Inc., 11.50%, 10/15/15	B3/B-	10,110,375

	Apparel-1.0%
6,820	Levi Strauss & Co., 9.75%, 1/15/15	B2/B+	7,178,050
5,160	Oxford Industries, Inc., 8.875%, 6/1/11	B1/B+	5,031,000
			12,209,050
	Automotive-2.0%
7,205	Accuride Corp., 8.50%, 2/1/15	B3/B-	5,980,150
3,385	American Axle & Manufacturing, Inc., 7.875%, 3/1/17	Ba3/BB-	2,894,175
12,120	Exide Technologies, 10.50%, 3/15/13, Ser. B	Caa1/CCC+	11,817,000
6,425	General Motors Corp., 8.375%, 7/15/33	Caa1/B	4,433,250
			25,124,575
	Chemicals-0.3%
4,110	Momentive Performance Materials, Inc., 9.75%, 12/1/14	B3/B	3,832,575

	Coal-0.4%
5,580	James River Coal Co., 9.375%, 6/1/12	Ca/CC	5,496,300

	Commercial Services-1.6%
11,580	Cenveo Corp., 7.875%, 12/1/13	B3/B	10,103,550
9,440	Hertz Corp., 10.50%, 1/1/16	B2/B	9,463,600
			19,567,150
	Computers-0.7%
8,925	Unisys Corp., 8.00%, 10/15/12	B2/B+	8,077,125

	Electric-1.8%
10,895	AES Corp., 9.50%, 6/1/09	B1/BB-	11,303,563
6,440	Energy Future Holdings Corp., 10.875%, 11/1/17 (a) (b)	B3/B-	6,745,900
4,600	Texas Competitive Electric Holdings Co. LLC, 10.25%, 11/1/15 (a) (b)	B3/CCC	4,720,750
			22,770,213
	Electronics-0.9%
10,335	Stoneridge, Inc., 11.50%, 5/1/12	B2/B+	10,774,238

	Financial Services-3.1%
10,755	AMR Holdings Co., 10.00%, 2/15/15	B1/B-	11,507,850
9,205	Ford Motor Credit Co., 7.00%, 10/1/13	B1/B	7,749,137
6,930	GMAC LLC, 6.75%, 12/1/14	B2/B	5,371,907
8,710	KAR Holdings, Inc., 8.75%, 5/1/14	B3/CCC+	8,143,850
3,223	MedCath Holdings Corp., 9.875%, 7/15/12	Caa1/B-	3,368,035
5,430	Residential Capital LLC, 6.375%, 6/30/10	Ca/CC	2,932,200
			39,072,979
	Healthcare-1.8%
5,865	Alliance Imaging, Inc., 7.25%, 12/15/12	B3/B-	5,747,700
7,985	Hanger Orthopedic Group, Inc., 10.25%, 6/1/14	Caa1/CCC+	8,264,475
4,615	HCA, Inc, 9.25%, 11/15/16	B2/BB-	4,886,131
3,075	Healthcare Net, Inc., 6.375%, 6/1/17	Ba2/BB+	2,782,875
			21,681,181
	Home Furnishings-1.4%
9,210	Central Garden & Pet Co., 9.125%, 2/1/13	Caa1/CCC+	8,358,075
9,760	Jarden Corp., 7.50%, 5/1/17	B3/B	8,759,600
			17,117,675

Nicholas-Applegate Convertible & Income Fund II Schedule of Investments
May 31, 2008 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody's/S&P)	Value*
	Manufacturing-2.4%
$11,965	Harland Clarke Holdings Corp., 9.50%, 5/15/15	Caa1/B-	$9,871,125
1,845	Park-Ohio Industries, Inc., 8.375%, 11/15/14	B3/B-	1,598,231
8,290	Polypore, Inc., 8.75%, 5/15/12	B3/B-	8,331,450
10,385	Sally Holdings LLC, 10.50%, 11/15/16	Caa1/CCC+	10,177,300
			29,978,106
	Metals & Mining-1.4%
7,090	PNA Group, Inc., 10.75%, 9/1/16	B3/B-	7,019,100
10,875	RathGibson, Inc., 11.25%, 2/15/14	B3/B	10,766,250
			17,785,350
	Miscellaneous-0.6%
6,723	Dow Jones CDX High Yield, 10.50%, 12/29/09 (a) (b) (c)	NR/NR	7,050,745

	Multi-Media-1.4%
10,021	CCH I LLC, 11.00%, 10/1/15	Caa3/CCC	8,567,955
9,110	Mediacom LLC, 9.50%, 1/15/13	B3/B-	8,745,600
			17,313,555
	Office Furnishings-0.8%
	Interface, Inc.,
4,165	9.50%, 2/1/14	B3/B-	4,373,250
5,715	10.375%, 2/1/10	B1/BB-	6,029,325
			10,402,575

	Packaging & Containers-0.5%
6,920	Smurfit-Stone Container Enterprises, Inc., 8.375%, 7/1/12	B3/B-	6,470,200

	Paper Products-1.6%
8,730	Neenah Paper, Inc., 7.375%, 11/15/14	B2/B+	7,857,000
11,055	NewPage Corp., 12.00%, 5/1/13	B3/CCC+	11,745,938
			19,602,938

	Pipelines-0.7%
8,900	Dynegy Holdings, Inc., 7.75%, 6/1/19	B2/B	8,477,250

	Retail-4.9%
7,550	Bon-Ton Stores, Inc., 10.25%, 3/15/14	Caa1/CCC+	5,473,750
6,450	Burlington Coat Factory Warehouse Corp., 11.125%, 4/15/14	B3/CCC+	5,514,750
7,125	El Pollo Loco Finance Corp., 11.75%, 11/15/13	Caa1/CCC+	6,875,625
10,975	Michaels Stores, Inc., 10.00%, 11/1/14	B2/CCC	10,206,750
11,295	Neiman-Marcus Group, Inc., 10.375%, 10/15/15	B3/B	11,732,681
4,090	R.H. Donnelley, Inc., 8.875%, 1/15/16, Ser. A-3	B3/B-	2,822,100
10,960	Rite Aid Corp., 8.625%, 3/1/15	Caa1/CCC+	8,603,600
9,650	Star Gas Partners L.P., 10.25%, 2/15/13, Ser. B	Caa3/CCC	9,601,750
			60,831,006
	Semi-Conductors-1.5%
9,690	Amkor Technology, Inc., 9.25%. 6/1/16	B1/B+	9,665,775
10,595	Freescale Semiconductor, Inc., 10.125%, 12/15/16	B3/B-	8,979,262
			18,645,037
	Software-0.8%
10,605	First Data Corp., 9.875%, 9/24/15 (a) (b)	B3/B	9,610,781

	Telecommunications-6.3%
8,295	Centennial Cellular Operating Co., 10.125%, 6/15/13	B2/B	8,668,275
4,440	Centennial Communications Corp., 10.00%, 1/1/13	Caa1/CCC+	4,462,200
925	Cincinnati Bell, Inc., 8.375%, 1/15/14	B2/B-	925,000
5,190	Cricket Communications, Inc., 9.375%, 11/1/14	B3/B-	5,034,300
11,640	Hawaiian Telcom Communications, Inc., 12.50%, 5/1/15, Ser. B	Caa3/CCC	2,997,300
12,198	Level 3 Financing, Inc., 12.25%, 3/15/13	Caa1/CCC+	12,746,910
8,315	MasTec, Inc., 7.625%, 2/1/17	B1/B+	7,317,200
13,510	Millicom International Cellular S.A., 10.00%, 12/1/13	B1/BB	14,421,925
10,820	Nortel Networks Ltd., 10.75%, 7/15/16	B3/B-	10,738,850
12,155	West Corp., 11.00%, 10/15/16	Caa1/B-	10,817,950
			78,129,910
	Theaters-0.9%
11,060	AMC Entertainment, Inc., 11.00%, 2/1/16	B2/CCC+	11,281,200

	Travel Services-0.9%
12,440	Travelport LLC, 11.875%, 9/1/16	Caa1/CCC+	11,475,900

	Total Corporate Bonds & Notes (cost-$531,015,192)		502,887,989

Nicholas-Applegate Convertible & Income Fund II Schedule of Investments
May 31, 2008 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody's/S&P)	Value*
CONVERTIBLE BONDS & NOTES-9.3%
	Automotive-1.1%
$14,260	Ford Motor Co., 4.25%, 12/15/36	Caa1/CCC+	$13,636,125

	Commercial Services-0.3%
3,125	Bowne & Co., Inc., 5.00%, 10/1/33	B1/B-	3,168,125

	Computers-1.5%
17,260	Maxtor Corp., 6.80%, 4/30/10	Ba1/NR	18,468,200

	Hotels/Gaming-0.2%
2,125	Mandalay Resort Group, Inc., 3.349%, 3/21/33 (d)	Ba2/BB	3,006,875

	Internet-1.2%
13,320	Amazon.com, Inc., 4.75%, 2/1/09	Ba2/B+	14,801,850

	Real Estate (REIT)-0.8%
10,750	Developers Diversified Realty Corp., 3.00%, 3/15/12	NR/BBB	9,661,563

	Retail-1.4%
18,535	Sonic Automotive, Inc., 5.25%, 5/7/09	B2/B	18,071,660

	Telecommunications-2.8%
20,000	Level 3 Communications, Inc., 6.00%, 3/15/10	Caa3/CCC	18,250,000
16,885	Nextel Communications, Inc., 5.25%, 1/15/10	Baa3/BB	16,209,600
			34,459,600

	Total Convertible Bonds & Notes (cost-$117,646,143)		115,273,998

U.S. GOVERNMENT SECURITIES-2.6%
Principal
Amount
(000)
	United States Treasury Notes,
$21,565	12.00%, 8/15/13		21,977,776
9,225	13.25%, 5/15/14		10,143,902
	Total U.S. Government Securities (cost-$35,613,665)		32,121,678

SHORT-TERM INVESTMENT-2.1%
	Time Deposit-2.1%
25,467	Bank of America—London, 1.46%, 6/2/08		25,467,108
	(cost-$25,467,108)

	Total Investments (cost-$1,289,300,197)—100.0%		$1,240,319,877

Notes to Schedule of Investments:

*

Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security, are fair valued, in good faith, pursuant to guidelines established by the Board of Trustees or persons acting at their discretion pursuant to procedures approved by the Board of Trustees. The Fund's investments are valued daily using prices supplied by an independent pricing service or dealer quotations, or the last sale price on the exchange that is the primary market for such securities, or the mean between the last quoted bid and ask price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term exceeded 60 days. The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold. The Fund's net asset value is normally determined as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange ("NYSE") on each day the NYSE is open for business.

**	Amount less than 500.

(a)

144A Security-Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

	(b)	Private Placement. Restricted as to resale and may not have a readily available market. Securities with an aggregate market value of $28,128,176, representing 2.27% of total investments.

	(c)	Credit-linked trust certificate.

(d)

Variable Rate Notes. Instruments whose interest rates change on specified date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate.). The interest rate disclosed reflects the rate in effect on May 31, 2008.

	(e)	Securities exchangeable or convertible into securities of an entity different than the issuer. Such entity is identified in the parenthetical.

Glossary:
NR—Not Rated
REIT—Real Estate Investment Trust

Fair Value Measurements—Effective March 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of the fair value measurements. The three levels of the fair value hierarchy under FAS 157 are described below:

• Level 1— quoted prices in active markets for identical investments
• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used at May 31, 2008 in valuing the Fund's investments carried at value:

Valuation Inputs	Investments in Securities
Level 1 — Quoted Prices	$ 304,924,624
Level 2 — Other Significant Observable Inputs	925,369,278
Level 3 — Significant Unobservable Inputs	10,025,975
Total	$1,240,319,877

A roll forward of fair value measurement using significant unobservable inputs (Level 3) at May 31, 2008, were as follows:

Investments in Securities
Beginning balance, 2/29/08	$ 3,006,875
Net purchases (sales) and settlements	-
Accrued discounts (premiums)	-
Total realized and unrealized gain (loss)	744,450
Transfers in and/or out of Level 3	6,274,650
Ending balance, 5/31/08	$10,025,975

Item 2. Controls and Procedures

(a) The registrant’s President & Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a -3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a -3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a) Exhibit 99.302 Cert. — Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Nicholas-Applegate Convertible & Income Fund II

By /s/ Brian S. Shlissel
President & Chief Executive Officer

Date: July 23, 2008

By /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: July 23, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Brian S. Shlissel
President & Chief Executive Officer

Date: July 23, 2008

By /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: July 23, 2008